Related Party Transactions (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Aug. 31, 2020
Statement [Line Items]
Due to related party	$ 470,000	$ 466,363
Officers compensation	1,890,044	1,755,811	$ 1,558,585
Altum [member]
Statement [Line Items]
Due to related party	$ 534,000	$ 466,363		$ (590,240)
Stock options granted during the year	582,620
Director and Officers [Member]
Statement [Line Items]
Stock option expired	10,000	1,242,620	256,250
Subscription proceeds	$ 74,000
Stock options granted during the year	0	1,000,000	0
Settlement and legal provisions expense	$ 42,290	$ 313,470
Director, Officers And Former Officer [Member]
Statement [Line Items]
Stock options granted during the year	3,400,000	700,000	1,200,000
Former Officers And Directors [Member]
Statement [Line Items]
Stock options granted during the year			33,334
Common shares issued vested			291,667
Key Management and Director [Member]
Statement [Line Items]
Due to related party	$ 964,261	$ 144,867